As filed with the Securities and Exchange Commission on December 28, 2012
File No. 33-89088
811-08972

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

POST EFFECTIVE AMENDMENT NO. 22
TO
Form S-6
FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
ON FORM N-8B-2

A.	Exact name of Trust:
SPDR S&P MIDCAP 400 ETF TRUST
(formerly known as MIDCAP SPDR TRUST SERIES 1 prior to January 27, 2010)
B.	Name of Depositor:
PDR SERVICES LLC
C.	Complete address of Depositor's principal executive office:
PDR SERVICES LLC
c/o NYSE Euronext
11 Wall Street
New York, New York 10005
D.	Name and complete address of agent for service:
Marija Willen, Esq.
PDR SERVICES LLC
c/o NYSE Euronext
11 Wall Street
New York, New York 10005
Copy to:
Nora M. Jordan, Esq.
Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, New York 10017

It is proposed that this filing will become effective:
[X] on January 25, 2013 pursuant to Rule 485 paragraph (b).
If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
E.	Title of securities being registered:
An indefinite number of Units pursuant to Rule 24f-2 under the Investment Company Act of 1940.
F.	Approximate date of proposed public offering:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
☐Check box if it is proposed that this filing will become effective on [date] at [time] pursuant to Rule 487.

The contents of the registrant's Post-Effective Amendment No. 21 under the Securities Act of 1933, filed on October 31, 2012, are incorporated by reference herein.  This amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effectiveness of the above-referenced amendment until January 25, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, SPDR S&P MidCap 400 ETF Trust, certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of December, 2012.

SPDR S&P MIDCAP 400 ETF TRUST
(Registrant)

By:	PDR Services LLC

By:	/s/ Joe Mecane
Name: Joe Mecane
Title: President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below on behalf of PDR Services LLC, the Depositor, by the following persons in the capacities and on the date indicated.

PDR SERVICES LLC

Name	Title/Office	Date
/s/ Joe Mecane	President of PDR Services LLC*	December 28, 2012
Joe Mecane

/s/ Laura Morrison	Senior Vice President of PDR Services LLC	December 28, 2012
Laura Morrison
____________
*	The President of PDR Services LLC also undertakes all the duties and responsibilities of, and performs all functions of, the principal financial officer of PDR Services LLC.